Schedule of Investments ─ NYLI MacKay High Income ETF

January 31, 2026 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 97.1%

Bank Loans — 2.1%
Apparel — 0.2%
Beach Acquisition Bidco, LLC Dollar Term Loan
6.983%, (3 month SOFR + 3.25%), due 9/13/32(a)	$60,000	$60,150
Champ Acquisition Corp. Term Loan B
6.920%, (3 month SOFR + 3.25%), due 11/25/31(a)	136,500	136,159
		196,309
Auto Parts & Equipment — 0.2%
Clarios Global LP First Lien Amendment No. 6 Dollar Term Loan
6.417%, (1 month SOFR + 2.75%), due 1/28/32(a)	164,588	164,691

Chemicals — 0.1%
INEOS US Petrochem LLC Tranche B Dollar Term Loan
8.010%, (1 Month SOFR + 4.25%), due 4/2/29(a)	187,613	130,391

Commercial Services — 0.1%
Wash Bidco Inc. Term Loan B
6.915%, (1 Month SOFR + 3.25%), due 9/10/32(a)	105,000	105,350

Computers — 0.2%
Fortress Intermediate 3, Inc. Tranche B Term Loan
6.667%, (1 month SOFR + 3.00%), due 6/27/31(a)	257,405	252,257

Cosmetics/Personal Care — 0.1%
Opal US LLC Facility B4
6.694%, (6 month SOFR + 3.00%), due 4/28/32(a)	119,700	119,756

Healthcare-Services — 0.1%
LifePoint Health, Inc. First Lien 2024-2 Refinancing Term Loan
7.272%, (3 Month SOFR + 3.50%), due 5/16/31(a)	158,400	157,872

Internet — 0.4%
Arches Buyer, Inc. Refinancing Term Loan
7.017%, (1 Month SOFR + 3.25%), due 12/6/27(a)	430,987	429,155

Media — 0.6%
DIRECTV Financing LLC 2024 Refinancing Term Loan B
9.180%, (3 Month SOFR + 5.25%), due 8/2/29(a)	366,712	366,655
Virgin Media Bristol LLC Facility Q
7.032%, (1 Month SOFR + 3.25%), due 1/31/29(a)	370,000	368,242
		734,897
Retail — 0.0%(b)
Sally Holdings LLC (Sally Capital, Inc.) 2024 Term Loan
5.410%, (1 Month SOFR + 1.75%), due 2/28/30(a)	42,069	42,174

	Principal Amount	Value
Bank Loans (continued)

Transportation — 0.1%
First Student Bidco, Inc. Initial Term Loan B
6.160%, (1 month SOFR + 2.50%), due 8/15/30(a)	$109,681	$109,446
First Student Bidco, Inc. Initial Term Loan C
6.160%, (1 month SOFR + 2.50%), due 8/15/30(a)	20,069	20,031
		129,477
Total Bank Loans
(Cost $2,511,805)		2,462,329

Corporate Bonds — 95.0%

Advertising — 0.7%
Lamar Media Corp.
4.000%, due 2/15/30	425,000	410,880
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, due 1/15/29	353,000	344,555
7.375%, due 2/15/31	42,000	44,233
		799,668
Aerospace & Defense — 0.3%
Bombardier, Inc., (Canada)
7.000%, due 6/1/32	80,000	83,978
7.250%, due 7/1/31	217,000	230,381
		314,359
Agriculture — 0.3%
Turning Point Brands, Inc.
7.625%, due 3/15/32	335,000	359,333

Airlines — 0.2%
American Airlines, Inc.
8.500%, due 5/15/29	155,000	161,741
United Airlines, Inc.
4.625%, due 4/15/29	69,000	68,936
		230,677
Apparel — 0.6%
S&S Holdings LLC
8.375%, due 10/1/31	575,000	548,225
Under Armour, Inc.
7.250%, due 7/15/30	205,000	209,361
		757,586
Auto Manufacturers — 0.4%
Allison Transmission, Inc.
5.875%, due 12/1/33	60,000	60,849
Aston Martin Capital Holdings Ltd., (Jersey)
10.000%, due 3/31/29	170,000	151,732
Nissan Motor Co., Ltd., (Japan)
7.750%, due 7/17/32	270,000	284,952
		497,533
Auto Parts & Equipment — 2.4%
Adient Global Holdings Ltd.
7.500%, due 2/15/33	145,000	150,560
American Axle & Manufacturing, Inc.
6.375%, due 10/15/32	230,000	234,668
Clarios Global LP / Clarios U.S. Finance Co.
6.750%, due 9/15/32	465,000	481,289
Dana, Inc.
4.500%, due 2/15/32	84,000	79,442
Garrett Motion Holdings, Inc. / Garrett LX I Sarl
7.750%, due 5/31/32	555,000	587,582
Goodyear Tire & Rubber Co. (The)
6.625%, due 7/15/30(c)	330,000	336,919

Schedule of Investments ─ NYLI MacKay High Income ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Auto Parts & Equipment (continued)
Phinia, Inc.
6.625%, due 10/15/32	$85,000	$88,489
6.750%, due 4/15/29	305,000	315,287
Qnity Electronics, Inc.
5.750%, due 8/15/32	235,000	239,398
6.250%, due 8/15/33	320,000	330,270
		2,843,904
Banks — 0.2%
Banco Mercantil del Norte SA, (Mexico)
8.750%, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.30%), due 2/20/74(a)	170,000	183,962
UniCredit SpA, (Italy)
7.296%, (USD 5 Year Swap + 4.91%), due 4/2/34(a)	95,000	101,880
		285,842
Biotechnology — 0.2%
BioMarin Pharmaceutical, Inc.
5.500%, due 2/15/34	230,000	230,637

Building Materials — 2.5%
AmeriTex HoldCo Intermediate LLC
7.625%, due 8/15/33	505,000	531,139
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.750%, due 7/15/31	189,000	198,291
JH North America Holdings, Inc.
5.875%, due 1/31/31	130,000	132,214
6.125%, due 7/31/32	135,000	137,553
Knife River Corp.
7.750%, due 5/1/31	350,000	364,438
Masterbrand, Inc.
7.000%, due 7/15/32	525,000	544,439
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC
6.750%, due 4/1/32	195,000	200,277
MIWD Holdco II LLC / MIWD Finance Corp.
5.500%, due 2/1/30	715,000	694,615
Oscar AcquisitionCo LLC / Oscar Finance, Inc.
9.500%, due 4/15/30	205,000	119,413
Wilsonart LLC
11.000%, due 8/15/32	30,000	27,402
		2,949,781
Chemicals — 3.5%
Celanese U.S. Holdings LLC
6.500%, due 4/15/30	150,000	152,612
6.750%, due 4/15/33(c)	185,000	187,395
7.200%, due 11/15/33	195,000	206,292
Herens Holdco Sarl, (Luxembourg)
4.750%, due 5/15/28	705,000	620,314
INEOS Finance PLC, (Luxembourg)
6.750%, due 5/15/28	302,000	264,718
INEOS Quattro Finance 2 PLC, (United Kingdom)
9.625%, due 3/15/29	210,000	166,624
Innophos Holdings, Inc.
11.500%, due 6/15/29	457,770	449,759
Mativ Holdings, Inc.
8.000%, due 10/1/29	495,000	498,544
SCIH Salt Holdings, Inc.
4.875%, due 5/1/28	8,000	7,980
6.625%, due 5/1/29	857,000	856,578
Solstice Advanced Materials, Inc.
5.625%, due 9/30/33	345,000	346,824
WR Grace Holdings LLC
7.000%, due 8/1/33	310,000	310,387
		4,068,027

	Principal Amount	Value
Corporate Bonds (continued)

Coal — 0.4%
SunCoke Energy, Inc.
4.875%, due 6/30/29	$460,000	$433,770

Commercial Services — 6.1%
Allied Universal Holdco LLC
7.875%, due 2/15/31	695,000	731,434
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, due 6/1/29	601,000	595,894
AMN Healthcare, Inc.
4.000%, due 4/15/29	154,000	147,259
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
5.375%, due 3/1/29(c)	312,000	304,254
Block, Inc.
5.625%, due 8/15/30	340,000	346,067
6.000%, due 8/15/33	300,000	306,445
Brink's Co. (The)
6.500%, due 6/15/29	305,000	314,656
6.750%, due 6/15/32	295,000	307,070
Carriage Services, Inc.
4.250%, due 5/15/29	393,000	378,399
Deluxe Corp.
8.125%, due 9/15/29	335,000	351,512
Herc Holdings, Inc.
6.625%, due 6/15/29	175,000	181,106
7.250%, due 6/15/33(c)	255,000	269,869
ION Platform Finance U.S., Inc.
7.875%, due 9/30/32	825,000	723,537
NESCO Holdings II, Inc.
5.500%, due 4/15/29	393,000	387,262
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
6.750%, due 8/15/32	115,000	117,322
Sotheby's
7.375%, due 10/15/27	288,000	286,883
United Rentals North America, Inc.
4.000%, due 7/15/30	276,000	266,674
Valvoline, Inc.
3.625%, due 6/15/31	485,000	445,468
Veritiv Operating Co.
10.500%, due 11/30/30	510,000	546,081
Wand NewCo 3, Inc.
7.625%, due 1/30/32	95,000	99,888
		7,107,080
Computers — 1.0%
CACI International, Inc.
6.375%, due 6/15/33	295,000	306,073
Insight Enterprises, Inc.
6.625%, due 5/15/32	355,000	363,412
NCR Voyix Corp.
5.125%, due 4/15/29	161,000	158,668
Seagate Data Storage Technology Pte Ltd.
4.091%, due 6/1/29	201,000	197,015
4.125%, due 1/15/31	188,000	179,110
8.500%, due 7/15/31	30,000	31,746
		1,236,024
Cosmetics/Personal Care — 0.5%
Edgewell Personal Care Co.
4.125%, due 4/1/29	235,000	225,288
5.500%, due 6/1/28	383,000	383,124
		608,412
Distribution/Wholesale — 0.3%
Velocity Vehicle Group LLC
8.000%, due 6/1/29	350,000	342,567

Schedule of Investments ─ NYLI MacKay High Income ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Diversified Financial Services — 4.8%
Azorra Finance Ltd.
7.750%, due 4/15/30	$315,000	$331,503
Bread Financial Holdings, Inc.
6.750%, due 5/15/31	405,000	417,100
Credit Acceptance Corp.
6.625%, due 3/15/30	160,000	160,157
Freedom Mortgage Holdings LLC
9.250%, due 2/1/29	170,000	177,969
goeasy Ltd., (Canada)
6.875%, due 5/15/30	210,000	199,724
Jane Street Group / JSG Finance, Inc.
6.750%, due 5/1/33	435,000	452,460
OneMain Finance Corp.
6.625%, due 1/15/28	250,000	256,560
6.750%, due 3/15/32	625,000	638,778
7.500%, due 5/15/31	575,000	602,797
PennyMac Financial Services, Inc.
4.250%, due 2/15/29	220,000	211,707
6.875%, due 5/15/32	285,000	291,258
7.125%, due 11/15/30	470,000	485,226
Rocket Cos., Inc.
7.125%, due 2/1/32	735,000	768,065
SLM Corp.
6.500%, due 1/31/30	130,000	134,142
VFH Parent LLC / Valor Co.-Issuer, Inc.
7.500%, due 6/15/31	477,000	499,702
		5,627,148
Electric — 5.6%
Alpha Generation LLC
6.250%, due 1/15/34	225,000	226,460
6.750%, due 10/15/32	555,000	575,425
Calpine Corp.
5.125%, due 3/15/28	155,000	154,923
Clearway Energy Operating LLC
5.750%, due 1/15/34	240,000	240,875
Constellation Energy Generation LLC
4.625%, due 2/1/29	115,000	115,006
Edison International
8.125%, (5 Year US CMT T-Note + 3.86%), due 6/15/53(a)	465,000	481,219
Hawaiian Electric Co., Inc.
6.000%, due 10/1/33	255,000	258,879
Lightning Power LLC
7.250%, due 8/15/32	340,000	361,894
NRG Energy, Inc.
5.750%, due 1/15/34	265,000	266,757
6.000%, due 1/15/36	265,000	267,766
PacifiCorp
7.375%, (5 Year US CMT T-Note + 3.32%), due 9/15/55(a)	320,000	328,641
PG&E Corp.
5.000%, due 7/1/28	395,000	394,162
Vistra Corp.
8.000%, (5 Year US CMT T-Note + 6.93%), due 4/15/74(a)	649,000	660,966
Vistra Operations Co. LLC
4.375%, due 5/1/29	112,000	110,598
6.875%, due 4/15/32	275,000	288,954
VoltaGrid LLC
7.375%, due 11/1/30	450,000	455,765
XPLR Infrastructure Operating Partners LP
7.250%, due 1/15/29	610,000	629,449
7.750%, due 4/15/34	680,000	693,155
		6,510,894
Electrical Components & Equipment — 0.3%
Energizer Holdings, Inc.
4.750%, due 6/15/28	379,000	374,955

	Principal Amount	Value
Corporate Bonds (continued)

Electronics — 0.4%
Imola Merger Corp.
4.750%, due 5/15/29	$450,000	$442,767

Engineering & Construction — 1.1%
AECOM
6.000%, due 8/1/33	190,000	194,635
Arcosa, Inc.
6.875%, due 8/15/32	115,000	121,139
Artera Services LLC
8.500%, due 2/15/31(c)	271,000	220,282
Great Lakes Dredge & Dock Corp.
5.250%, due 6/1/29	733,000	720,985
		1,257,041
Entertainment — 2.9%
Caesars Entertainment, Inc.
4.625%, due 10/15/29	500,000	480,181
6.500%, due 2/15/32	265,000	270,969
Churchill Downs, Inc.
5.750%, due 4/1/30	331,000	332,794
Cinemark USA, Inc.
7.000%, due 8/1/32	140,000	144,862
Penn Entertainment, Inc.
4.125%, due 7/1/29	377,000	349,868
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc.
6.625%, due 3/1/30	583,000	532,000
Warnermedia Holdings, Inc.
4.279%, due 3/15/32	380,000	334,400
5.050%, due 3/15/42	600,000	421,500
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, due 10/1/29	555,000	556,649
		3,423,223
Environmental Control — 0.3%
Waste Pro USA, Inc.
7.000%, due 2/1/33	365,000	374,988

Food — 1.8%
Lamb Weston Holdings, Inc.
4.875%, due 5/15/28	8,000	8,014
Performance Food Group, Inc.
4.250%, due 8/1/29	412,000	403,411
Post Holdings, Inc.
4.500%, due 9/15/31	180,000	170,526
6.250%, due 10/15/34	65,000	65,465
6.375%, due 3/1/33	660,000	665,061
6.500%, due 3/15/36	225,000	225,203
US Foods, Inc.
4.625%, due 6/1/30	568,000	559,502
		2,097,182
Forest Products & Paper — 0.8%
Ahlstrom Holding 3 Oy, (Finland)
4.875%, due 2/4/28	165,000	163,139
Magnera Corp.
7.250%, due 11/15/31	805,000	760,736
		923,875
Gas — 1.0%
AmeriGas Partners LP / AmeriGas Finance Corp.
9.375%, due 6/1/28	965,000	997,817
9.500%, due 6/1/30	135,000	144,687
		1,142,504

Schedule of Investments ─ NYLI MacKay High Income ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Healthcare-Products — 0.8%
DENTSPLY SIRONA, Inc.
8.375%, (5 Year US CMT T-Note + 4.38%), due 9/12/55(a)(c)	$450,000	$444,197
Insulet Corp.
6.500%, due 4/1/33	425,000	442,299
		886,496
Healthcare-Services — 2.4%
Acadia Healthcare Co., Inc.
7.375%, due 3/15/33(c)	320,000	316,094
CHS/Community Health Systems, Inc.
4.750%, due 2/15/31	515,000	461,979
6.000%, due 1/15/29	303,000	302,182
Global Medical Response, Inc.
7.375%, due 10/1/32	390,000	403,256
Molina Healthcare, Inc.
6.500%, due 2/15/31	395,000	404,815
Prime Healthcare Services, Inc.
9.375%, due 9/1/29	665,000	692,431
Tenet Healthcare Corp.
5.500%, due 11/15/32	205,000	207,111
6.000%, due 11/15/33	35,000	36,016
		2,823,884
Holding Companies-Divers — 0.2%
Stena International SA, (Sweden)
7.250%, due 1/15/31	290,000	297,952

Home Builders — 0.0%(b)
Thor Industries, Inc.
4.000%, due 10/15/29	62,000	59,593

Housewares — 1.0%
Newell Brands, Inc.
6.375%, due 9/15/27	618,000	623,215
6.375%, due 5/15/30(c)	25,000	24,711
8.500%, due 6/1/28	465,000	487,527
		1,135,453
Insurance — 1.5%
Acrisure LLC / Acrisure Finance, Inc.
6.750%, due 7/1/32	440,000	451,089
7.500%, due 11/6/30	240,000	248,470
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.500%, due 10/1/31	60,000	61,671
7.000%, due 1/15/31	940,000	974,551
		1,735,781
Internet — 3.0%
Arches Buyer, Inc.
6.125%, due 12/1/28	527,000	515,271
Cogent Communications Group LLC / Cogent Finance, Inc.
6.500%, due 7/1/32(c)	165,000	151,513
7.000%, due 6/15/27(c)	460,000	458,022
Getty Images, Inc.
10.500%, due 11/15/30	135,000	136,697
Go Daddy Operating Co LLC / GD Finance Co., Inc.
3.500%, due 3/1/29	507,000	481,770
Match Group Holdings II LLC
4.125%, due 8/1/30	534,000	503,327
5.625%, due 2/15/29	176,000	175,989
Rakuten Group, Inc., (Japan)
9.750%, due 4/15/29	355,000	397,726
Wayfair LLC
6.750%, due 11/15/32	720,000	744,172
		3,564,487

	Principal Amount	Value
Corporate Bonds (continued)

Investment Companies — 0.7%
Antares Holdings LP, (Canada)
6.500%, due 2/8/29	$508,000	$521,259
7.950%, due 8/11/28	50,000	52,834
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.375%, due 2/1/29	216,000	190,662
6.250%, due 5/15/26	33,000	33,001
		797,756
Iron/Steel — 1.3%
Carpenter Technology Corp.
5.625%, due 3/1/34	230,000	233,397
Commercial Metals Co.
5.750%, due 11/15/33	65,000	66,085
6.000%, due 12/15/35	65,000	66,411
Mineral Resources Ltd., (Australia)
7.000%, due 4/1/31	635,000	667,357
9.250%, due 10/1/28	463,000	486,340
		1,519,590
Leisure Time — 1.2%
Lindblad Expeditions LLC
7.000%, due 9/15/30	255,000	266,204
NCL Corp., Ltd.
6.250%, due 3/1/30	625,000	638,789
6.250%, due 9/15/33	205,000	206,133
Viking Cruises Ltd.
5.875%, due 10/15/33	285,000	288,930
		1,400,056
Lodging — 0.4%
Hilton Domestic Operating Co., Inc.
5.750%, due 9/15/33	270,000	275,063
Station Casinos LLC
4.625%, due 12/1/31	258,000	247,680
		522,743
Machinery-Construction & Mining — 0.7%
Terex Corp.
6.250%, due 10/15/32	795,000	814,008

Machinery-Diversified — 0.6%
Columbus McKinnon Corp.
7.125%, due 2/1/33	230,000	231,196
Lsf12 Helix Parent LLC
7.125%, due 2/1/33	425,000	426,248
		657,444
Media — 9.3%
Cable One, Inc.
4.000%, due 11/15/30(c)	821,000	597,569
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, due 2/1/31	789,000	722,365
4.250%, due 1/15/34	448,000	378,421
4.500%, due 8/15/30	1,000	940
4.500%, due 5/1/32	644,000	577,918
4.750%, due 3/1/30	1,015,000	969,631
CSC Holdings LLC
5.500%, due 4/15/27	121,000	106,800
6.500%, due 2/1/29	475,000	304,141
Directv Financing LLC
8.875%, due 2/1/30	545,000	551,817
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
5.875%, due 8/15/27	213,000	214,038
10.000%, due 2/15/31	410,000	422,337
DISH DBS Corp.
5.750%, due 12/1/28	105,000	101,611
7.375%, due 7/1/28	320,000	307,386

Schedule of Investments ─ NYLI MacKay High Income ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Media (continued)
DISH Network Corp.
11.750%, due 11/15/27	$231,000	$239,075
Gray Media, Inc.
5.375%, due 11/15/31	340,000	252,423
7.250%, due 8/15/33	275,000	281,538
iHeartCommunications, Inc.
9.125%, due 5/1/29	385,000	363,825
Nexstar Media, Inc.
4.750%, due 11/1/28	1,053,000	1,046,642
Paramount Global
6.250%, (3-Month SOFR + 3.90%), due 2/28/57(a)	430,000	390,763
6.875%, due 4/30/36	215,000	209,784
Sirius XM Radio LLC
3.875%, due 9/1/31	139,000	126,956
4.125%, due 7/1/30	295,000	278,191
Sunrise FinCo I BV, (Netherlands)
4.875%, due 7/15/31	594,000	568,945
TEGNA, Inc.
4.625%, due 3/15/28	215,000	213,504
Univision Communications, Inc.
4.500%, due 5/1/29	260,000	248,340
7.375%, due 6/30/30	320,000	324,193
9.375%, due 8/1/32	110,000	118,432
Versant Media Group, Inc.
7.250%, due 1/30/31	440,000	450,907
Virgin Media Finance PLC, (United Kingdom)
5.000%, due 7/15/30	313,000	273,490
Virgin Media Vendor Financing Notes IV DAC, (United Kingdom)
5.000%, due 7/15/28	104,000	104,000
VZ Secured Financing BV, (Netherlands)
5.000%, due 1/15/32	199,000	179,689
		10,925,671
Metal Fabricate/Hardware — 0.4%
TMS International Corp.
6.250%, due 4/15/29	437,000	426,075

Mining — 0.7%
Compass Minerals International, Inc.
8.000%, due 7/1/30	270,000	286,371
Perenti Finance Pty Ltd., (Australia)
7.500%, due 4/26/29	270,000	280,352
WE Soda Investments Holding PLC, (Turkey)
9.375%, due 2/14/31	240,000	248,164
		814,887
Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.
6.250%, due 2/15/29	310,000	312,996

Oil & Gas — 8.2%
Aethon United BR LP / Aethon United Finance Corp.
7.500%, due 10/1/29	525,000	552,455
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, due 6/30/29	332,000	334,251
6.625%, due 10/15/32	370,000	383,459
Borr IHC Ltd. / Borr Finance LLC, (Mexico)
10.000%, due 11/15/28	307,089	315,126
California Resources Corp.
7.000%, due 1/15/34	570,000	574,951
8.250%, due 6/15/29	305,000	320,793
CNX Resources Corp.
6.000%, due 1/15/29	188,000	189,090
7.250%, due 3/1/32	230,000	240,631

	Principal Amount	Value
Corporate Bonds (continued)

Oil & Gas (continued)
Comstock Resources, Inc.
6.750%, due 3/1/29	$780,000	$784,973
Crescent Energy Finance LLC
7.875%, due 4/15/32	375,000	373,100
Diamond Foreign Asset Co. / Diamond Finance LLC
8.500%, due 10/1/30	697,000	741,141
Hilcorp Energy I LP / Hilcorp Finance Co.
6.875%, due 5/15/34	779,000	750,744
7.250%, due 2/15/35	340,000	328,996
Moss Creek Resources Holdings, Inc.
8.250%, due 9/1/31	850,000	826,640
Nabors Industries, Inc.
7.625%, due 11/15/32	290,000	295,424
Noble Finance II LLC
8.000%, due 4/15/30	445,000	463,893
Patterson-UTI Energy, Inc.
7.150%, due 10/1/33	316,000	340,535
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, due 2/15/28	75,000	74,889
Range Resources Corp.
4.750%, due 2/15/30	96,000	94,683
SM Energy Co.
7.000%, due 8/1/32	605,000	606,550
Transocean International Ltd.
7.875%, due 10/15/32	240,000	253,161
8.500%, due 5/15/31	130,000	132,326
8.750%, due 2/15/30	52,500	54,728
Transocean Titan Financing Ltd.
8.375%, due 2/1/28	178,905	182,502
Valaris Ltd.
8.375%, due 4/30/30	365,000	381,392
		9,596,433
Oil & Gas Services — 1.7%
Archrock Services LP / Archrock Partners Finance Corp.
6.000%, due 2/1/34	305,000	304,770
Kodiak Gas Services LLC
6.500%, due 10/1/33	375,000	384,106
SESI LLC
7.875%, due 9/30/30	725,000	731,036
USA Compression Partners LP / USA Compression Finance Corp.
6.250%, due 10/1/33	565,000	572,343
		1,992,255
Packaging & Containers — 1.5%
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
6.250%, due 1/30/31	275,000	282,609
Cascades, Inc. / Cascades USA, Inc., (Canada)
5.375%, due 1/15/28	540,000	539,535
Cascades, Inc. /Cascades USA, Inc., (Canada)
6.750%, due 7/15/30	255,000	263,994
Clydesdale Acquisition Holdings, Inc.
6.750%, due 4/15/32	370,000	372,888
Sealed Air Corp/Sealed Air Corp. U.S.
6.125%, due 2/1/28	30,000	30,448
7.250%, due 2/15/31	230,000	239,494
Trivium Packaging Finance BV, (Netherlands)
8.250%, due 7/15/30	26,000	27,744
		1,756,712
Pharmaceuticals — 1.9%
1261229 BC Ltd.
10.000%, due 4/15/32	522,000	535,706

Schedule of Investments ─ NYLI MacKay High Income ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Pharmaceuticals (continued)
Bausch Health Cos., Inc., (Canada)
4.875%, due 6/1/28	$125,000	$115,623
CVS Health Corp.
6.750%, (5 Year US CMT T-Note + 2.52%), due 12/10/54(a)	185,000	192,324
7.000%, (5 Year US CMT T-Note + 2.89%), due 3/10/55(a)	70,000	73,265
Elanco Animal Health, Inc.
6.650%, due 8/28/28	323,000	336,558
Organon & Co / Organon Foreign Debt Co.-Issuer BV
6.750%, due 5/15/34	240,000	234,523
7.875%, due 5/15/34	180,000	169,206
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc.
8.750%, due 4/17/32	595,000	531,038
		2,188,243
Pipelines — 1.8%
Howard Midstream Energy Partners LLC
7.375%, due 7/15/32	290,000	306,328
NGPL PipeCo LLC
7.768%, due 12/15/37	160,000	186,265
Plains All American Pipeline LP / PAA Finance Corp.
4.700%, due 6/15/44	95,000	81,414
Venture Global LNG, Inc.
7.000%, due 1/15/30(c)	162,000	163,004
8.375%, due 6/1/31	482,000	492,997
9.000%, (5 Year US CMT T-Note + 5.44%), due 3/30/74(a)(c)	165,000	145,154
Venture Global Plaquemines LNG LLC
6.500%, due 6/15/34	360,000	372,827
6.750%, due 1/15/36	325,000	340,685
		2,088,674
REITS — 2.8%
Iron Mountain Information Management Services, Inc.
5.000%, due 7/15/32	225,000	215,187
Iron Mountain, Inc.
4.500%, due 2/15/31	286,000	273,307
5.250%, due 7/15/30	116,000	114,863
MPT Operating Partnership LP / MPT Finance Corp.
8.500%, due 2/15/32	405,000	433,900
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
4.875%, due 5/15/29	787,000	769,889
7.000%, due 2/1/30	180,000	185,448
RHP Hotel Properties LP / RHP Finance Corp.
6.500%, due 4/1/32	310,000	320,587
Service Properties Trust
8.625%, due 11/15/31	245,000	257,319
8.875%, due 6/15/32	20,000	19,851
Starwood Property Trust, Inc.
6.000%, due 4/15/30	395,000	406,004
XHR LP
4.875%, due 6/1/29	184,000	181,386
6.625%, due 5/15/30	155,000	160,076
		3,337,817
Retail — 6.5%
Arko Corp.
5.125%, due 11/15/29	131,000	114,158
Bath & Body Works, Inc.
6.950%, due 3/1/33	277,000	276,073

	Principal Amount	Value
Corporate Bonds (continued)

Retail (continued)
Global Auto Holdings Ltd/AAG FH UK Ltd., (United Kingdom)
11.500%, due 8/15/29	$65,000	$68,900
Group 1 Automotive, Inc.
4.000%, due 8/15/28	190,000	185,806
6.375%, due 1/15/30	138,000	141,660
Kohl's Corp.
10.000%, due 6/1/30	45,000	49,297
LBM Acquisition LLC
9.500%, due 6/15/31	285,000	300,139
LCM Investments Holdings II LLC
4.875%, due 5/1/29	257,000	253,244
8.250%, due 8/1/31	645,000	679,480
Lithia Motors, Inc.
3.875%, due 6/1/29	45,000	43,532
4.375%, due 1/15/31	367,000	353,261
Macy's Retail Holdings LLC
6.125%, due 3/15/32	703,000	710,556
7.375%, due 8/1/33	245,000	258,713
Michaels Cos., Inc. (The)
5.250%, due 5/1/28	205,000	202,764
Nordstrom, Inc.
4.375%, due 4/1/30	308,000	294,046
5.000%, due 1/15/44	235,000	174,528
Park River Holdings, Inc.
8.000%, due 3/15/31	290,000	298,835
PetSmart LLC / PetSmart Finance Corp.
7.500%, due 9/15/32	740,000	758,841
10.000%, due 9/15/33	115,000	119,664
QVC, Inc.
5.450%, due 8/15/34	60,000	23,400
Sally Holdings LLC / Sally Capital, Inc.
6.750%, due 3/1/32	571,000	591,844
Staples, Inc.
10.750%, due 9/1/29	725,000	712,409
12.750%, due 1/15/30	130,000	106,446
Victoria's Secret & Co.
4.625%, due 7/15/29	410,000	400,915
Victra Holdings LLC / Victra Finance Corp.
8.750%, due 9/15/29	250,000	263,175
White Cap Supply Holdings LLC
7.375%, due 11/15/30	240,000	249,284
		7,630,970
Semiconductors — 0.5%
Kioxia Holdings Corp., (Japan)
6.625%, due 7/24/33	555,000	579,535

Software — 1.7%
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.
8.000%, due 6/15/29	495,000	384,684
Central Parent, Inc. / CDK Global, Inc.
7.250%, due 6/15/29	160,000	122,607
Cloud Software Group, Inc.
6.500%, due 3/31/29	651,000	646,943
8.250%, due 6/30/32	475,000	483,114
9.000%, due 9/30/29	385,000	388,762
		2,026,110
Telecommunications — 4.4%
Altice Financing SA, (Luxembourg)
5.000%, due 1/15/28	87,000	63,160
5.750%, due 8/15/29	472,000	339,603
Cipher Compute LLC
7.125%, due 11/15/30	470,000	484,293
EchoStar Corp.
10.750%, due 11/30/29	680,000	745,430
Fibercop SpA, (Italy)
7.721%, due 6/4/38	17,000	17,486

Schedule of Investments ─ NYLI MacKay High Income ETF (continued)

January 31, 2026 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Telecommunications (continued)
Flash Compute LLC
7.250%, due 12/31/30	$360,000	$361,221
Iliad Holding SAS, (France)
8.500%, due 4/15/31	215,000	230,226
Level 3 Financing, Inc.
3.750%, due 7/15/29	271,000	249,997
8.500%, due 1/15/36	350,000	358,307
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
8.625%, due 6/15/32	365,000	368,529
Uniti Services LLC
7.500%, due 10/15/33	770,000	794,989
Vodafone Group PLC, (United Kingdom)
7.000%, (USD 5 Year Swap + 4.87%), due 4/4/79(a)	180,000	189,807
Windstream Services LLC / Windstream Escrow Finance Corp.
8.250%, due 10/1/31	325,000	340,446
WULF Compute LLC
7.750%, due 10/15/30	545,000	568,446
		5,111,940
Transportation — 0.7%
Danaos Corp., (Greece)
6.875%, due 10/15/32	95,000	98,120
First Student Bidco, Inc. / First Transit Parent, Inc.
4.000%, due 7/31/29	358,000	348,627
Genesee & Wyoming, Inc.
6.250%, due 4/15/32	385,000	396,346
		843,093
Water — 0.2%
Aegea Finance SARL, (Brazil)
6.750%, due 5/20/29	195,000	198,281

Total Corporate Bonds
(Cost $109,990,140)		111,284,712

	Shares	Value
Short-Term Investments — 3.4%

Money Market Funds — 3.4%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 3.54%(d)	2,416,028	2,416,028
Dreyfus Government Cash Management Fund, Institutional Shares, 3.58%(d)(e)	1,552,960	1,552,960

Total Short-Term Investments
(Cost $3,968,988)		3,968,988

Total Investments — 100.5% (Cost $116,470,933)		117,716,029
Other Assets and Liabilities, Net — (0.5)%		(576,213)
Net Assets — 100.0%		$117,139,816

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2026.
(b)	Less than 0.05%.
(c)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,783,153; total market value of collateral held by the Fund was $2,883,145. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,330,185.
(d)	Reflects the 1-day yield at January 31, 2026.
(e)	Represents security purchased with cash collateral received for securities on loan.

Abbreviations
CMT	- Constant Maturity Treasury Index
SOFR	- Secured Overnight Financing Rate

Schedule of Investments ─ NYLI MacKay High Income ETF (continued)

January 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(f)
Bank Loans	$—	$2,462,329	$—	$2,462,329
Corporate Bonds	—	111,284,712	—	111,284,712
Short-Term Investments:
Money Market Funds	3,968,988	—	—	3,968,988
Total Investments in Securities	$3,968,988	$113,747,041	$—	$117,716,029

(f)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.